Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 20,527,588	$ 21,484,736
Revenue from China [Member]
Revenues	20,485,348	20,882,575
Revenue directly from foreign countries [Member]
Revenues	$ 42,240	$ 602,161